UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New Jersey - 136.0%

Corporate - 11.3%	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30	$925	$858,918
	New Jersey EDA, RB, Disposal, Waste Management New Jersey, Series A, AMT, 5.30%, 6/01/15	500	522,710

			1,381,628

County/City/Special District/School District - 9.9%	City of Perth Amboy New Jersey, GO, CAB (FSA), 4.97%, 7/01/34 (a)	100	88,201
	Cumberland County Improvement Authority, RB, Series A, 5.00%, 1/01/30	75	72,498
	Essex County Improvement Authority, Refunding RB, County Guaranteed, Project Consolidation (MBIA), 5.50%, 10/01/29	260	289,936
	Hudson County Improvement Authority, RB, CAB, County Guaranteed, Series A-1 (MBIA), 4.50%, 12/15/32 (b)	1,000	261,400
	Hudson County Improvement Authority, RB, County Guaranteed, Harrison Parking Facilities Project, Series C (AGC), 5.38%, 1/01/44	340	358,727
	Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37	200	36,792
	Salem County Improvement Authority, RB, Finlaw State Office Building (FSA), 5.25%, 8/15/38	100	104,076

			1,211,630

Education - 12.3%	New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	200	215,798
	New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	100	101,875
	New Jersey Educational Facilities Authority, Refunding RB, College of New Jersey, Series D (FSA), 5.00%, 7/01/35	380	390,469
	New Jersey Educational Facilities Authority, Refunding RB, Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	250	228,783
	New Jersey Educational Facilities Authority, Refunding RB, Rowan University, Series B (AGC), 5.00%, 7/01/24	255	274,673

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family

BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New Jersey Educational Facilities Authority, Refunding RB, Series D, Georgian Court University, 5.00%, 7/01/33	$100	$92,547
	New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 7.50%, 12/01/32	175	197,041

			1,501,186

Health - 23.4%	Burlington County Bridge Commission, RB, The Evergreens Project, 5.63%, 1/01/38	150	123,188
	New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	60	51,695
	New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	110	85,878
	New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A, 5.80%, 11/01/31	500	486,680
	New Jersey EDA, Refunding RB, Seabrook Village Inc. Facilities, 5.25%, 11/15/26	140	115,346
	New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.90%, 7/01/30 (b)	500	94,590
	New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.69%, 7/01/36 (b)	840	94,072
	New Jersey Health Care Facilities Financing Authority, RB, CAB, Saint Barnabas Health, Series B, 5.76%, 7/01/37 (b)	900	92,601
	New Jersey Health Care Facilities Financing Authority, RB, Hackensack University Medical Center, 6.00%, 1/01/25	1,000	1,008,310
	New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	253,365
	New Jersey Health Care Facilities Financing Authority, RB, Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	98,941
	New Jersey Health Care Facilities Financing Authority, RB, Saint Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	197,453
	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	150	154,871

			2,856,990

Housing - 12.7%	New Jersey State Housing & Mortgage Finance Agency, RB, Series A, 4.75%, 11/01/29	140	137,868
	New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.38%, 10/01/28	245	270,382
	New Jersey State Housing & Mortgage Finance Agency, RB, Series AA, 6.50%, 10/01/38	185	200,880
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.00%, 10/01/34	210	208,511
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series X, AMT, 4.85%, 4/01/16	500	512,255
	Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	200	224,082

			1,553,978

BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

State - 26.3%	New Jersey EDA, RB, Cigarette Tax (Radian), 5.75%, 6/15/34	$1,000	$950,730
	New Jersey EDA, RB, Newark Downtown District Management Corp., 5.13%, 6/15/37	100	82,563
	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	538,800
	New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	335,139
	New Jersey EDA, RB, Transportation Project Sublease, Series A (FSA), 5.75%, 5/01/10	900	923,328
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 6.00%, 12/15/38	150	163,977
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	100	111,992
	State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	100	103,430

			3,209,959

Tobacco - 1.1%	Tobacco Settlement Financing Corp., New Jersey, RB, Series 1A, 4.50%, 6/01/23	150	134,310

Transportation - 27.6%	Delaware River Port Authority Pennsylvania & New Jersey, RB (FSA), 5.75%, 1/01/26	1,000	1,002,080
	New Jersey State Turnpike Authority, RB, Series C (AMBAC), 6.50%, 1/01/16 (c)	785	908,292
	New Jersey State Turnpike Authority, RB, Series C-2005 (AMBAC), 6.50%, 1/01/16 (c)	55	67,609
	New Jersey State Turnpike Authority, RB, Series C-2005 (AMBAC), 6.50%, 1/01/16	160	189,142
	New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	300	313,521
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 5.88%, 12/15/38	175	189,296
	Port Authority of New York & New Jersey, RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	265,705
	South Jersey Transportation Authority, RB, Series A (MBIA), 4.50%, 11/01/35	490	444,768

			3,380,413

Utilities - 10.0%	New Jersey EDA, RB, Series A, New Jersey, American Water, AMT (AMBAC), 5.25%, 11/01/32	225	212,663
	Passaic Valley Sewage Commissioners, GO, Sewer System, Series E (AMBAC), 5.75%, 12/01/21	1,000	1,013,060

			1,225,723

Utilities: Water & Sewer - 1.4%	New Jersey EDA, Refunding RB, New Jersey American Water Co., Series A, AMT, 5.70%, 10/01/39	175	171,133

	Total Municipal Bonds in New Jersey		16,626,950

BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Puerto Rico - 15.2%

Education - 4.1%	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Ana G. Mendez University System Project, 5.00%, 3/01/26	$600	$501,678

GO: Other - 3.1%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	365	377,629

Housing - 2.4%	Puerto Rico HFA, RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	300	299,460

State - 2.7%	Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.36%, 7/01/37 (b)	795	107,261
	Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (MBIA), 6.00%, 7/01/27	215	221,568

			328,829

Utilities: Electric & Gas - 2.9%	Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	350	351,169

	Total Municipal Bonds in Puerto Rico		1,858,765

	Total Municipal Bonds - 151.2%		18,485,715

	Municipal Bonds Transferred to Tender Option Bond Trusts (d)

New Jersey - 2.0%

Transportation - 2.0%	Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT, 5.25%, 11/01/35	245	244,530

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 2.0%		244,530

	Total Long-Term Investments (Cost - $19,293,600) - 153.2%		18,730,245

	Short-Term Securities	Shares

	CMA New Jersey Municipal Money Fund, 0.04% (e)(f)	419,712	419,712

	Total Short-Term Securities (Cost - $419,712) - 3.4%		419,712

	Total Investments (Cost - $19,713,312*) - 156.6%		19,149,957
	Other Assets Less Liabilities - 1.1%		140,471

	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (1.3)%		(160,206)
	Preferred Shares, at Redemption Value - (56.4)%		(6,900,403)

	Net Assets Applicable to Common Shares - 100.0%		$12,229,819

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,471,560

Gross unrealized appreciation	$670,413
Gross unrealized depreciation	(1,151,933)

Net unrealized depreciation	$(481,520)

BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Schedule of Investments October 31, 2009 (Unaudited)

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury Obligations.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Represents the current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New Jersey Municipal Bond	$(399,977)	$76

BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Schedule of Investments October 31, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$419,712
Level 2 - Long-Term Investments[1]	18,730,245
Level 3	—

Total	$19,149,957

[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: December 18, 2009